Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee typically approves the target value of annual equity awards for the Company’s executive officers, including each of the named executive officers, and any awards to non-executive employees at its meeting in December of each year, with a grant date to be effective on the date of approval by the Board at its December meeting. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee and Board determines it is in the Company’s best interest, the Compensation Committee and Board may approve grants to be effective at other times. The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of any equity awards, and it is our practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Compensation Committee typically approves the target value of annual equity awards for the Company’s executive officers, including each of the named executive officers, and any awards to non-executive employees at its meeting in December of each year, with a grant date to be effective on the date of approval by the Board at its December meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee and the Board do not take material nonpublic information into account when determining the timing and terms of any equity awards, and it is our practice not to time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false